Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jul. 10, 2015
Document Effective Date	Jul. 15, 2015
Prospectus Date	Jul. 15, 2015
PureFunds ISE Big Data ETF | PureFunds ISE Big Data ETF
Prospectus:
Trading Symbol	BDAT
PureFunds ISE Mobile Payments ETF | PureFunds ISE Mobile Payments ETF
Prospectus:
Trading Symbol	IPAY